Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information Reconciled to Income before Tax and Noncontrolling Interest

The following tables show segment information for 2015, 2014 and 2013, reconciled to the Company’s income before income tax and noncontrolling interests as shown in its consolidated statements of comprehensive income:

2015	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$508,876	$1,590	$–	$–	$–	$510,466
Management fees from external customers	317	12,002	3,291	–	–	15,610
Inter-segment management fees	–	45,620	10,104	–	(55,724)	–
Trading container sales proceeds	–	–	12,670	–	–	12,670
Gains on sale of containers, net	3,454	–	–	–	–	3,454

Total revenue	$512,647	$59,212	$26,065	$–	$(55,724)	$542,200

Depreciation expense	$196,527	$792	$–	$–	$(5,946)	$191,373

Container impairment	$35,345	$–	$–	$–	$–	$35,345

Interest expense	$76,521	$–	$–	$–	$–	$76,521

Unrealized losses on interest rate swaps, collars and caps, net	$1,947	$–	$–	$–	$–	$1,947

Segment income before income tax and noncontrolling interests	$87,015	$26,305	$9,335	$(4,283)	$786	$119,158

Total assets	$4,369,138	$117,033	$5,210	$7,251	$(112,378)	$4,386,254

Purchases of long-lived assets	$510,269	$1,070	$–	$–	$–	$511,339

2014	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$502,596	$1,629	$–	$–	$–	$504,225
Management fees from external customers	345	13,656	3,407	–	–	17,408
Inter-segment management fees	–	49,032	10,206	–	(59,238)	–
Trading container sales proceeds	–	–	27,989	–	–	27,989
Gains on sale of containers, net	13,469	–	–	–	–	13,469

Total revenue	$516,410	$64,317	$41,602	$–	$(59,238)	$563,091

Depreciation expense	$167,928	$912	$–	$–	$(5,352)	$163,488

Container impairment	$13,108	$–	$–	$–	$–	$13,108

Interest expense	$85,931	$–	$–	$–	$–	$85,931

Unrealized gains on interest rate swaps, collars and caps, net	$1,512	$–	$–	$–	$–	$1,512

Segment income before income tax and noncontrolling interests	$143,618	$30,298	$10,249	$(3,291)	$(3,888)	$176,986

Total assets	$4,329,318	$116,415	$8,190	$5,096	$(100,042)	$4,358,977

Purchases of long-lived assets	$858,293	$662	$–	$–	$–	$858,955

2013	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$467,647	$1,085	$–	$–	$–	$468,732
Management fees from external customers	375	15,904	3,642	–	–	19,921
Inter-segment management fees	–	45,016	10,369	–	(55,385)	–
Trading container sales proceeds	–	–	12,980	–	–	12,980
Gains on sale of containers, net	27,340	–	–	–	–	27,340

Total revenue	$495,362	$62,005	$26,991	$–	$(55,385)	$528,973

Depreciation expense	$143,898	$877	$–	$–	$(4,692)	$140,083

Container impairment	$8,891	$–	$–	$–	$–	$8,891

Interest expense	$85,174	$–	$–	$–	$–	$85,174

Unrealized gains on interest rate swaps, collars and caps, net	$8,656	$–	$–	$–	$–	$8,656

Segment income before income tax and noncontrolling interests	$160,145	$33,011	$10,740	$(3,841)	$(3,850)	$196,205

Total assets	$3,861,688	$108,227	$14,211	$3,012	$(78,155)	$3,908,983

Purchases of long-lived assets	$699,638	$891	$–	$–	$–	$700,529